Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	15-May-14
Class A-2 Notes	$434,800,000.00	0.380%	15-Feb-16
Class A-3 Notes	$406,400,000.00	0.570%	15-Oct-17
Class A-4 Notes	$116,330,000.00	0.760%	15-Aug-18
Class B Notes	$39,460,000.00	1.110%	15-Oct-18
Class C Notes	$26,310,000.00	1.320%	15-Jan-19
Class D Notes	$26,310,000.00	1.820%	15-Nov-19
Total	$1,341,810,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,043,520.27

Principal:
Principal Collections	$15,527,589.67
Prepayments in Full	$9,363,566.13
Liquidation Proceeds	$171,059.64
Recoveries	$851.35
Sub Total	$25,063,066.79
Collections	$27,106,587.06

Purchase Amounts:
Purchase Amounts Related to Principal	$316,545.55
Purchase Amounts Related to Interest	$2,020.13
Sub Total	$318,565.68

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,425,152.74

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	19
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$27,425,152.74
Servicing Fee	$518,083.99	$518,083.99	$0.00	$0.00	$26,907,068.75
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,907,068.75
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$26,907,068.75
Interest - Class A-3 Notes	$187,013.13	$187,013.13	$0.00	$0.00	$26,720,055.62
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$26,646,379.95
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,646,379.95
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$26,609,879.45
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,609,879.45
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$26,580,938.45
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,580,938.45
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$26,541,034.95
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,541,034.95
Regular Principal Payment	$24,307,493.52	$24,307,493.52	$0.00	$0.00	$2,233,541.43
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,233,541.43
Residuel Released to Depositor	$0.00	$2,233,541.43	$0.00	$0.00	$0.00
Total		$27,425,152.74

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$24,307,493.52
Total					$24,307,493.52
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,307,493.52	$59.81	$187,013.13	$0.46	$24,494,506.65	$60.27
Class A-4 Notes	$0.00	$0.00	$73,675.67	$0.63	$73,675.67	$0.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$24,307,493.52	$18.12	$366,033.80	$0.27	$24,673,527.32	$18.39

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$393,711,855.29	0.9687792	$369,404,361.77	0.9089674
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$602,121,855.29	0.4487385	$577,814,361.77	0.4306231

Pool Information
Weighted Average APR	4.277%	4.278%
Weighted Average Remaining Term	40.23	39.38
Number of Receivables Outstanding	36,528	35,687
Pool Balance	$621,700,792.64	$596,119,633.05
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$604,681,658.42	$579,990,447.51
Pool Factor	0.4594499	0.4405449

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$8,941,794.50
Yield Supplement Overcollateralization Amount	$16,129,185.54
Targeted Overcollateralization Amount	$18,305,271.28
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$18,305,271.28

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	19

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		81	$202,398.60
(Recoveries)		55	$851.35
Net Losses for Current Collection Period			$201,547.25
Cumulative Net Losses Last Collection Period			$3,904,336.46
Cumulative Net Losses for all Collection Periods			$4,105,883.71

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.39%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.61%	492	$9,595,243.12
61-90 Days Delinquent	0.17%	52	$1,037,533.05
91-120 Days Delinquent	0.05%	14	$306,911.62
Over 120 Days Delinquent	0.13%	39	$800,795.00
Total Delinquent Receivables	1.97%	597	$11,740,482.79

Repossession Inventory:
Repossessed in the Current Collection Period		20	$430,307.16
Total Repossessed Inventory		36	$778,909.38

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3176%
Preceding Collection Period			0.3955%
Current Collection Period			0.3972%
Three Month Average			0.3701%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2431%
Preceding Collection Period			0.2546%
Current Collection Period			0.2942%
Three Month Average			0.2640%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer